Cash Distributions and Earnings / (Losses) Per Unit (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Description of the distribution amount per unit for all classes of units	First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters; Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.
Description of loss allocation	Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
Common and subordinated units
Net loss allocated to each class of unit	98.00%
General Partner
Net loss allocated to each class of unit	2.00%
Installment 4 - FY 2014
Declaration date	Jan. 23, 2015
Payment date	Feb. 12, 2015
Dividends payable date of record	Feb. 09, 2015
Annual cash distribution per unit | $ / shares	$ 0.1973
Aggregate amount of cash distribution paid | $	$ 3,761
Installment 1 - FY2015
Declaration date	Apr. 24, 2015
Payment date	May 12, 2015
Dividends payable date of record	May 06, 2015
Annual cash distribution per unit | $ / shares	$ 0.4125
Aggregate amount of cash distribution paid | $	$ 7,865
Installment 2 - FY2015
Declaration date	Jul. 22, 2015
Payment date	Aug. 12, 2015
Dividends payable date of record	Aug. 06, 2015
Annual cash distribution per unit | $ / shares	$ 0.4125
Aggregate amount of cash distribution paid | $	$ 8,536
Installment 3 - FY2015
Declaration date	Oct. 19, 2015
Payment date	Nov. 13, 2015
Dividends payable date of record	Nov. 11, 2015
Annual cash distribution per unit | $ / shares	$ 0.4225
Aggregate amount of cash distribution paid | $	$ 8,742